Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Earnings per share [line items]
Basic net earnings	$ 1,631,249	$ 1,466,142
Diluted net earnings	$ 1,631,249	$ 1,466,142
Basic weighted average number of ordinary shares outstanding (in shares)	234,041,041	239,262,004
Dilutive effect of all instruments on weighted average number of ordinary shares (in shares)	3,661,040	3,605,441
Diluted weighted average number of ordinary shares outstanding (in shares)	237,702,081	242,867,445
Basic earnings per share (CAD per share)	$ 6.97	$ 6.13
Diluted earnings per share (CAD per share)	$ 6.86	$ 6.04
Anti-dilutive securities excluded from computation of earnings per share (in shares)	0	307,272
Class A subordinate voting shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	2,309,743	8,839,439
PSUs | Class A subordinate voting shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	6,302,646	1,841,709